Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash and bank deposits	$ 2,021	$ 2,296
Deposits with financial institutions	1,020	1,193
Cash and cash equivalents	3,041	3,489
Cash and cash equivalents included under assets classified as held for sale (Refer note no 2.9)	8
Cash and cash equivalents	$ 3,049	$ 3,489	$ 4,935	$ 4,859